Stock options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Summary of stock options

The following is a summary of stock options which are outstanding as at December 31, 2012:

	# of	# of	average
exercise	stock options	stock options	remaining contractual
price	outstanding	exercisable	life (years)

$0.45	105,600	105,600	2.8
$0.53	150,000	100,000	1.0
$0.63	450,000	450,000	1.6
$0.75	395,000	-	4.5
$0.76	90,000	-	5.0
$0.86	815,000	-	4.6
$0.89	150,000	-	4.1
$1.16	435,000	255,000	3.6
$1.20	300,000	60,000	4.6
	2,890,600	970,600	3.7

Number of stock options outstanding
A continuity of the number of stock options outstanding at the end of each of the last three years ended December 31 is as follows:

	2012		2011
		weighted		weighted
	# of	average	# of	average
	stock options	exercise price	stock options	exercise price

Outstanding at beginning of the year	2,473,100	$1.02	2,134,804	$0.62
Granted	1,900,000	$0.89	1,054,800	$1.58
Forfeited	(390,268)	$1.72	(398,300)	$0.65
Expired unexercised	(877,232)	$1.05	(288,204)	$0.63
Cancelled	(140,000)	$0.63	-	-
Exercised	(75,000)	$0.63	(30,000)	$0.63
Options outstanding as at end of the year	2,890,600	$0.86	2,473,100	$1.02
Options exercisable as at end of the year	970,600	$0.86	1,538,100	$0.68

	2010
		weighted
	# of	average
	stock options	exercise price

Outstanding at beginning of the year	2,757,204	$1.76
Granted	248,900	$0.62
Forfeited	(431,300)	$1.48
Expired unexercised	(340,000)	$0.66
Cancelled	(2,113,204)	$1.94
Granted on re-pricing in 2010	2,113,204	$0.63
Exercised	(100,000)	$0.55
Options outstanding as at end of the year	2,134,804	$0.62
Options exercisable as at end of the year	1,737,637	$0.61

Stock based compensation expense

Stock based compensation expense is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

	2012	2011	2010

Stock based compensation expense for the period	$265,000	$344,800	$577,815
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	4.0	2.8	1.8
Expected volatility in the price of common shares	79%	111%	92%
Risk free interest rate	1.0%	1.5%	1.5%
Weighted average fair market value per share at grant date	$0.52	$0.57	$0.27
Intrinsic (or "in-the-money") value per share of options exercised	$0.13	$0.22	$0.53